INCOME TAXES - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax expense	$ (72,549)	$ (44,756)	$ (53,319)
Deferred tax gain	33,038	1,351	24,822
Income tax	$ (39,511)	$ (43,405)	$ (28,497)